Summary of significant accounting policies - Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Amortization of issuance cost related to long-term debt	$ 1,137,960	$ 6,722,387	$ 9,311,710
Interest expense of finance leases	0	0	69,672
Interest on borrowings	199,088,548	237,307,045	237,293,974
Total interest costs	200,226,508	244,029,432	246,675,356
Total interest costs capitalized	(82,817,086)	(67,089,115)	(88,666,945)
Interest expense, net	$ 117,409,422	$ 176,940,317	$ 158,008,411